SCHRODER INTERNATIONAL ALPHA FUND | SCHRODER INTERNATIONAL ALPHA FUND
SCHRODER INTERNATIONAL ALPHA FUND
Investment Objective:
The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SCHRODER INTERNATIONAL ALPHA FUND	SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS	SCHRODER INTERNATIONAL ALPHA FUND - ADVISOR CLASS
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SCHRODER INTERNATIONAL ALPHA FUND		SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS	SCHRODER INTERNATIONAL ALPHA FUND - ADVISOR CLASS
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.60%	0.70%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.41%	1.76%
Less: Expense Reimbursement	[2]	0.45%	0.45%
Net Annual Fund Operating Expenses	[3]	0.96%	1.31%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed through February 28, 2014, if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Investor Shares, exceed 0.95% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.30% of Advisor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.
[3]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 0.95% for Investor Shares, and 1.30% for Advisor Shares.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Investor Shares - Advisor Shares (whether or not shares are redeemed)
Expense Example SCHRODER INTERNATIONAL ALPHA FUND (USD $)	1 year	3 years	5 years	10 years
SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS	98	402	728	1,652
SCHRODER INTERNATIONAL ALPHA FUND - ADVISOR CLASS	133	510	912	2,036

Investor Shares - Advisor Shares (whether or not shares are redeemed)
Expense Example No Redemption SCHRODER INTERNATIONAL ALPHA FUND (USD $)	1 year	3 years	5 years	10 years
SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS	98	402	728	1,652
SCHRODER INTERNATIONAL ALPHA FUND - ADVISOR CLASS	133	510	912	2,036

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies.

The Fund normally invests at least 65% of its total assets in equity securities of companies located outside the United States. The Fund's sub-adviser attempts to invest broadly across regions and countries, including emerging market countries, though the Fund may, from time to time, invest more than 25% of its net assets in any one country or group of countries. The Fund expects typically to invest in forty to sixty companies at any one time and will typically invest a substantial portion of its assets in countries included in the MSCI EAFE Index. The sub-adviser relies on a fundamental, research-driven, bottom-up approach to identify issuers it believes offer the potential for capital growth. The sub-adviser considers factors such as a company's potential for above average earnings growth, a security's attractive relative valuation, and whether a company has proprietary advantages. The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization. The Fund may also invest in closed-end funds or exchange-traded funds, and may use options, futures contracts, and other derivative instruments in an attempt to add incremental return (sometimes referred to as "alpha") over the Fund's benchmark index.

Principal Risks.

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Foreign Securities/Currencies Risk: investments in non-U.S. issuers, directly or through use of depositary receipts, may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes;

•  Emerging Markets Securities Risk: compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, and certain special risks associated with smaller capitalization companies;

•  Equity Securities Risk: equity securities may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

•  Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, and valuation risks and the risk of losing more than the principal amount invested;

•  Issuer Focus Risk: focusing on a relatively small number of issuers increases risk and volatility;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, including emerging market securities, tend to have greater exposure to liquidity risk;

•  Valuation Risk: certain securities may be difficult to value, and to the extent the Fund sells a security at a price lower than that used to value the security, its net asset value will be adversely affected; and

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows the performance of the Fund's Investor Shares. The performance of Advisor Shares would be lower because of the lower expenses paid by Investor Shares. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns Calendar Year End (through 12/31)

  Highest and Lowest   Quarter Returns   (for periods shown in   the bar chart)
Highest	Lowest
6/30/09	12/31/08
27.44%	-23.72%

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns SCHRODER INTERNATIONAL ALPHA FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS	19.00%	(2.19%)	8.70%
SCHRODER INTERNATIONAL ALPHA FUND - ADVISOR CLASS	18.67%	(2.43%)	8.44%
After Taxes on Distributions SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS	19.14%	(2.17%)	8.63%
After Taxes on Distributions and Sale of Fund Shares SCHRODER INTERNATIONAL ALPH FUND - INVESTOR CLASS	12.91%	(1.65%)	7.88%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for Advisor Shares will vary.